Financial Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Management - Sensitivity Analysis (Table)
		December 31, 2022
		Effect on Profit and Equity
	Carrying amount	Possible increase through maturity (Δ 25%)	Remote increase through maturity (Δ 50%)
LIBOR/SOFR
Interest-bearing loans and borrowings	(13,977)	(355)	(710)

Financial Management - Liquidity Risk (Table)

	Less than a year	1-2 years	2-3 years	3-4 years	More than 5 years	Total
Interest-bearing loans and borrowings (excluding items below, Note 18)	$80,044	$76,346	$541,306	$341	$—	$698,037
Lease liabilities (Note 20)	1,820	1,468	1,314	1,302	25,235	31,139
Trade and other payables (Note 19)	61,344	—	—	—	—	61,344
Promissory note (Note 21)	10,000	—	—	—	—	10,000
Total	$153,208	$77,814	$542,620	$1,643	$25,235	$800,520